COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2025	Jun. 30, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2025
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments			$ 164,281	$ 31,001
Inventory purchase commitments, sole or limited suppliers			141,183	24,720
Amount of claim, including interest, penalties and legal fees			7,200
Principal amount of claim			700
Aggregate amount of guarantees			87,594
Restricted cash collateral			$ 72
GTH Peru [Member]
Guarantor Obligations [Line Items]
Amount of claim	$ 9,000
Amount of claim, including interest, penalties and legal fees						$ 9,600
Arbitration award amount		$ 13,500		10,629	$ 3,213
Period of occurrence			2015-2019
Aggregate amount of contract			$ 15,000
Legal Fees			251
Arbitration award amount			4,550	3,093
PERU
Guarantor Obligations [Line Items]
Aggregate amount of guarantees			$ 83,702
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects			100.00%
Revenue from Contract with Customer, Including Assessed Tax			$ 2,008	$ 2,461	$ 1,043
Accrued royalties			$ 1,506
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage			3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage			5.00%
Bird [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage			5.00%
Percentage of amount funded for research and development projects			150.00%
Accrued royalties			$ 409